Borrowings (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Borrowings [Line Items]
Borrowings, maturity	3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases.
Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	₨ 1,697,575
Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	1,223,195
Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	900,250
Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	388,493
Bank guarantee [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	₨ 2,597,825
Foreign currency term loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis	3.50% to 4.50% plus 6 months LIBOR
Term bank loans [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.65%	9.30%
Term bank loans [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.50%	12.00%
Mortgage by movable fixed assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 87,500
Title deeds of property and plant and machinery at Rabale [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	592,940
Property at Vashi [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 55,417
Other loans [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.00%	9.00%
Other loans [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	12.50%	12.50%
Buyers Credit [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, maturity	1 to 3 years
Borrowings	₨ 479,201
Buyers Credit [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	2.80%
Buyers Credit [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	3.20%